UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2014

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMCAP Fund® Semi-annual report for the six months ended August 31, 2014

AMCAP Fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	12.17%	14.50%	8.07%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.70% for Class A shares as of the prospectus dated August 29, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

The fund seeks
to invest in
companies
with long-term
growth potential.

Fellow investors:

Over the six months ended August 31, 2014, the U.S. stock market posted steady gains, with Standard & Poor’s 500 Composite Index reaching a new all-time high above the 2,000 mark late in the period. Investors were encouraged by improved economic readings, strong quarterly earnings reports and increased mergers-and-acquisitions activity. The market also seems to be adapting to the gradual slowdown of central bank stimulus as the Federal Reserve continues to wind down its asset-purchase program.

During the six-month period, AMCAP Fund provided investors with a 6.30% total return, which compares to a 8.83% total return for the unmanaged S&P 500 — a broad measure of mostly large U.S. stocks — and a total return of 5.42% for the Lipper Growth Funds Index, a peer group measure, as shown in the chart below.

For the 12 months ended August 31, 2014, AMCAP posted a total return of 27.04%, compared with 25.21% for the S&P 500 and 25.14% for the Lipper Growth Funds Index. Over longer periods, the fund’s returns also have exceeded those of both

Results at a glance

For periods ended August 31, 2014, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/1/67)

AMCAP Fund (Class A shares)	6.30%	27.04%	17.24%	9.20%	11.72%
Standard & Poor’s 500 Composite Index*	8.83	25.21	16.87	8.37	10.00
Lipper Growth Funds Index	5.42	25.14	16.62	8.05	9.03

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

AMCAP Fund	1

indexes. For the past five years, AMCAP had an average annual total return of 17.24%, compared with 16.87% for the S&P 500 and 16.62% for the Lipper index. Over its 47-year lifetime, the fund had an average annual total return of 11.72%, compared with 10.00% for the S&P 500 and 9.03% for the Lipper index.

Investment results analysis

Health care, one of the fund’s largest sectors, continued to make strong contributions to results, with many investments in the sector gaining during the period amid positive product developments and industry consolidation. These included biotechnology companies such as Gilead Sciences and Amgen (the fund’s two largest holdings), as well as medical equipment maker Edwards Lifesciences and pharmaceutical company Allergan, which Valeant Pharmaceuticals International is attempting to acquire. However, some health care companies lagged the market, including BioMarin Pharmaceutical and Alexion Pharmaceuticals (the fund’s sixth-largest holding), amid production problems and valuation concerns.

Information technology, which is the fund’s largest sector, had mixed results. Avago Technologies gained 33.1% after the semiconductor company completed its merger with LSI Corporation. Shares of Apple rose 36.3% during the period as investors anticipated the release of several new products, including the iPhone 6 and the Apple Watch, in September. Shares of Google, on the other hand, declined 4.3%, while another top 10 holding, services provider Accenture, fell 2.8%.

Consumer-related companies also experienced mixed results during the period. Among consumer staples, food products companies Keurig Green Mountain and Mead Johnson Nutrition rose 21.4% and 17.2%, respectively, while grocery chain Whole Foods Market fell 27.6% amid increased competition in natural and organic foods from mainstream rivals. In the consumer discretionary sector, satellite television provider DIRECTV gained 11.4% while athletic clothing retailer lululemon athletica lost 20.6% after a series of product setbacks and slow sales.

The fund’s net cash position, which rose to 13.3% from 12.5% (including other short-term securities) held back returns as the broader market advanced. This position reflects the belief of some portfolio managers that there will be opportunities to invest that cash in companies at more attractive valuation levels in the future.

2	AMCAP Fund

Looking ahead

U.S. economic activity continues to accelerate, albeit at a modest pace. While unemployment has declined, other areas of the economy remain well below peak levels, including housing and manufacturing. The credit and lending environment also remains somewhat muted. While interest rates are likely to rise gradually over time, the exact timing of any increase in rates by the Fed is uncertain. In normal recoveries, interest rates typically rise as the economy rebounds, and we would expect this pattern to recur as the Fed becomes less active in the market. With this in mind, we remain sensitive to valuation levels.

We also are mindful of other external factors that could impact the market, including events outside of the U.S. — most notably the growing tensions in the Middle East and Ukraine. Many of the companies that the fund invests in are global in nature, and thus could be impacted by events beyond U.S. borders. As a result, we remain quite selective in the companies we invest in for AMCAP, emphasizing those with long-term growth potential, whether solely within the U.S. or on a global scale.

AMCAP continues to focus on the fundamental growth sectors of the economy by investing in companies that have a solid track record of growth and characteristics that are likely to support above-average growth in the future. Our focus on these fundamentals and the inherent worth of companies is critical to helping us identify investments that we believe represent the best value over the long term. We thank you for your continued support of these efforts.

Cordially,

Claudia P. Huntington	Timothy D. Armour
Vice Chairman of the Board	President

October 10, 2014

For current information about the fund, visit americanfunds.com.

AMCAP Fund	3

Summary investment portfolio August 31, 2014	unaudited

Industry sector diversification	Percent of net assets

Common stocks 86.70%	Shares	Value (000)
Information technology 21.42%
Google Inc., Class C1	751,310	$429,448
Google Inc., Class A1	723,310	421,227
Oracle Corp.	19,078,000	792,309
Accenture PLC, Class A	8,384,600	679,656
Texas Instruments Inc.	12,367,000	595,842
Avago Technologies Ltd.	6,600,000	541,794
ASML Holding NV	5,298,000	506,853
Apple Inc.	4,643,219	475,930
Cognizant Technology Solutions Corp., Class A1	8,793,000	402,104
Microsoft Corp.	8,025,000	364,576
Intuit Inc.	4,293,000	357,092
EMC Corp.	11,399,000	336,612
Adobe Systems Inc.[1]	4,025,000	289,397
Yahoo! Inc.[1]	6,669,000	256,823
Broadcom Corp., Class A	6,400,000	252,032
Baidu, Inc., Class A (ADR)[1]	1,100,000	235,972
Other securities		2,238,781
		9,176,448

Health care 20.11%
Gilead Sciences, Inc.[1]	16,978,626	1,826,561
Amgen Inc.	7,977,420	1,111,893
Alexion Pharmaceuticals, Inc.[1]	4,648,035	786,866
UnitedHealth Group Inc.	8,054,400	698,155
Stryker Corp.	6,874,140	572,685
Biogen Idec Inc.[1]	1,506,000	516,618
St. Jude Medical, Inc.	6,766,465	443,812
BioMarin Pharmaceutical Inc.[1]	5,748,861	409,434
Edwards Lifesciences Corp.[1]	3,972,900	394,350
Hologic, Inc.[1]	12,624,100	313,961
Other securities		1,540,582
		8,614,917

4	AMCAP Fund

	Shares	Value (000)
Industrials 10.84%
Precision Castparts Corp.	2,255,300	$550,429
General Dynamics Corp.	3,953,000	487,207
Nielsen NV	10,314,161	484,662
Towers Watson & Co., Class A2	4,021,000	440,822
Union Pacific Corp.	3,456,700	363,887
Other securities		2,314,080
		4,641,087

Consumer discretionary 10.63%
Netflix, Inc.[1]	1,952,000	932,353
Amazon.com, Inc.[1]	1,664,000	564,163
Johnson Controls, Inc.	9,247,494	451,370
DIRECTV[1]	4,834,300	417,925
NIKE, Inc., Class B	3,755,000	294,955
Comcast Corp., Class A	4,708,900	257,718
Williams-Sonoma, Inc.	3,878,000	255,056
Other securities		1,377,813
		4,551,353

Energy 7.27%
FMC Technologies, Inc.[1]	8,300,122	513,280
Schlumberger Ltd.	4,635,000	508,181
EOG Resources, Inc.	4,355,400	478,571
Baker Hughes Inc.	5,686,500	393,165
Apache Corp.	2,958,900	301,305
Other securities		920,158
		3,114,660

Materials 4.08%
Celanese Corp., Series A2	8,496,922	531,397
Praxair, Inc.	2,349,531	309,081
AptarGroup, Inc.[2]	4,326,000	277,513
Other securities		631,365
		1,749,356

Financials 3.24%
Crown Castle International Corp.	3,939,417	313,223
Progressive Corp.	12,039,293	301,223
Other securities		771,619
		1,386,065

Other 4.61%
Other securities		1,971,873

Miscellaneous 4.50%
Other common stocks in initial period of acquisition		1,929,478
Total common stocks (cost: $23,881,851,000)		37,135,237

AMCAP Fund	5

Short-term securities 13.20%	Principal amount (000)	Value (000)
Apple Inc. 0.11%-0.13% due 11/21/2014-1/13/2015[3]	$103,500	$103,438
Chariot Funding, LLC 0.20%-0.27% due 10/8/2014-11/25/2014[3]	125,000	124,978
Fannie Mae 0.06%-0.15% due 9/22/2014-6/1/2015	1,296,022	1,295,529
Federal Home Loan Bank 0.06%-0.17% due 9/3/2014-7/31/2015	1,480,522	1,480,142
Freddie Mac 0.06%-0.17% due 9/12/2014-8/27/2015	1,141,750	1,141,416
Google Inc. 0.11% due 12/11/2014[3]	25,000	24,992
Jupiter Securitization Co., LLC 0.18%-0.28% due 9/12/2014-3/26/2015[3]	133,900	133,788
Other securities		1,350,487

Total short-term securities (cost: $5,654,188,000)		5,654,770
Total investment securities 99.90% (cost: $29,536,039,000)		42,790,007
Other assets less liabilities 0.10%		44,395

Net assets 100.00%		$42,834,402

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	AMCAP Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2014 (000)
Celanese Corp., Series A	8,496,922	—	—	8,496,922	$4,248	$531,397
Towers Watson & Co., Class A	800,000	3,221,000	—	4,021,000	698	440,822
AptarGroup, Inc.	4,326,000	—	—	4,326,000	2,423	277,513
Knowles Corp.[1]	—	5,526,000	—	5,526,000	—	181,916
JDS Uniphase Corp.[1]	—	15,256,074	—	15,256,074	—	176,208
Polypore International, Inc.[1]	3,020,000	—	—	3,020,000	—	135,387
Chart Industries, Inc.[1]	1,579,800	400,653	—	1,980,453	—	132,473
MITIE Group PLC	24,021,000	—	—	24,021,000	2,489	125,936
Finisar Corp.[1]	—	6,175,000	—	6,175,000	—	125,414
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	1,376	121,974
C&J Energy Services, Inc.[1]	3,540,729	1,307,900	1,790,729	3,057,900	—	87,731
Itron, Inc.[1,4]	2,018,875	—	1,170,909	847,966	—	—
					$11,234	$2,336,771

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,306,649,000, which represented 3.05% of the net assets of the fund.
[4]	Unaffiliated issuer at 8/31/2014.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

AMCAP Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $27,581,488)	$40,453,236
Affiliated issuers (cost: $1,954,551)	2,336,771	$42,790,007
Cash denominated in currencies other than U.S. dollars (cost: $548)		548
Cash		123
Receivables for:
Sales of investments	81,643
Sales of fund’s shares	79,525
Dividends	26,516	187,684
		42,978,362
Liabilities:
Payables for:
Purchases of investments	70,144
Repurchases of fund’s shares	36,242
Investment advisory services	10,887
Services provided by related parties	17,586
Trustees’ deferred compensation	2,824
Other	6,277	143,960
Net assets at August 31, 2014		$42,834,402

Net assets consist of:
Capital paid in on shares of beneficial interest		$27,007,763
Undistributed net investment income		49,147
Undistributed net realized gain		2,529,492
Net unrealized appreciation		13,248,000
Net assets at August 31, 2014		$42,834,402

See Notes to Financial Statements

8	AMCAP Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,465,809 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$24,168,401	822,636		$29.38
Class B	155,658	5,677		27.42
Class C	1,509,746	55,642		27.13
Class F-1	2,830,652	96,955		29.20
Class F-2	2,884,602	98,021		29.43
Class 529-A	1,275,141	43,697		29.18
Class 529-B	25,557	937		27.27
Class 529-C	313,023	11,467		27.30
Class 529-E	64,715	2,254		28.71
Class 529-F-1	78,942	2,698		29.26
Class R-1	101,728	3,673		27.70
Class R-2	572,760	20,696		27.68
Class R-2E	10	—	*	29.38
Class R-3	1,123,194	38,964		28.83
Class R-4	1,075,263	36,835		29.19
Class R-5	1,288,970	43,619		29.55
Class R-6	5,366,040	182,038		29.48

*	Amount less than one thousand.

See Notes to Financial Statements

AMCAP Fund	9

Statement of operations	unaudited
for the six months ended August 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,038; also includes $11,234 from affiliates)	$190,247
Interest	3,062	$193,309

Fees and expenses*:
Investment advisory services	62,488
Distribution services	48,153
Transfer agent services	21,062
Administrative services	5,465
Reports to shareholders	928
Registration statement and prospectus	996
Trustees’ compensation	337
Auditing and legal	13
Custodian	282
Other	828
Total fees and expenses before waiver	140,552
Less investment advisory services waiver	17
Total fees and expenses after waiver		140,535
Net investment income		52,774

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments (includes $7,811 net gain from affiliates)	2,531,796
Currency transactions	(1,795)	2,530,001
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $5,937)	(60,697)
Currency translations	(5,985)	(66,682)
Net realized gain and unrealized depreciation on investments and currency		2,463,319
Net increase in net assets resulting from operations		$2,516,093

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	AMCAP Fund

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	August 31, 2014*	February 28, 2014
Operations:
Net investment income	$52,774	$108,179
Net realized gain on investments and currency transactions	2,530,001	3,532,907
Net unrealized (depreciation) appreciation on investments and currency translations	(66,682)	6,159,650
Net increase in net assets resulting from operations	2,516,093	9,800,736

Dividends and distributions paid to shareholders:
Dividends from net investment income	(27,881)	(90,333)
Distributions from net realized gain on investments	(1,275,334)	(2,759,331)
Total dividends and distributions paid to shareholders	(1,303,215)	(2,849,664)

Net capital share transactions	2,469,628	4,675,059

Total increase in net assets	3,682,506	11,626,131

Net assets:
Beginning of period	39,151,896	27,525,765
End of period (including undistributed net investment income: $49,147 and $24,254, respectively)	$42,834,402	$39,151,896

*	Unaudited.

See Notes to Financial Statements

AMCAP Fund	11

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	AMCAP Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

AMCAP Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	AMCAP Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

AMCAP Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,176,448	$—	$—	$9,176,448
Health care	8,614,917	—	—	8,614,917
Industrials	4,641,087	—	—	4,641,087
Consumer discretionary	4,551,353	—	—	4,551,353
Energy	3,114,660	—	—	3,114,660
Materials	1,749,356	—	—	1,749,356
Financials	1,386,065	—	—	1,386,065
Other	1,971,873	—	—	1,971,873
Miscellaneous	1,929,478	—	—	1,929,478
Short-term securities	—	5,654,770	—	5,654,770
Total	$37,135,237	$5,654,770	$—	$42,790,007

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

16	AMCAP Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

AMCAP Fund	17

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2014, the fund had tax basis undistributed ordinary income of $26,897,000, and undistributed long-term capital gains of $1,274,827,000.

As of August 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$13,718,302
Gross unrealized depreciation on investment securities	(464,334)
Net unrealized appreciation on investment securities	13,253,968
Cost of investment securities	29,536,039

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended August 31, 2014			Year ended February 28, 2014
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$4,782	$725,323	$730,105	$48,052	$1,592,857	$1,640,909
Class B	—	5,408	5,408	—	17,000	17,000
Class C	—	49,002	49,002	—	111,537	111,537
Class F-1	—	94,849	94,849	8,355	217,398	225,753
Class F-2	5,166	70,913	76,079	5,788	131,654	137,442
Class 529-A	—	38,782	38,782	2,020	84,225	86,245
Class 529-B	—	906	906	—	2,715	2,715
Class 529-C	—	10,320	10,320	—	22,316	22,316
Class 529-E	—	2,010	2,010	6	4,441	4,447
Class 529-F-1	99	2,363	2,462	219	5,063	5,282
Class R-1	—	3,153	3,153	—	6,429	6,429
Class R-2	—	18,454	18,454	—	42,043	42,043
Class R-2E*	—	—	—
Class R-3	—	33,414	33,414	93	73,367	73,460
Class R-4	296	30,915	31,211	1,993	63,754	65,747
Class R-5	2,988	37,508	40,496	4,991	88,208	93,199
Class R-6	14,550	152,014	166,564	18,816	296,324	315,140
Total	$27,881	$1,275,334	$1,303,215	$90,333	$2,759,331	$2,849,664

*	Class R-2E shares were offered beginning August 29, 2014.

18	AMCAP Fund

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion.

On March 13, 2014, the board of trustees approved an amended agreement effective April 1, 2014, decreasing the annual rate on net assets in excess of $34 billion from 0.290% to 0.286%. During the period March 1, 2014, to March 31, 2014, CRMC voluntarily reduced investment advisory service fees to the approved rates. For the six months ended August 31, 2014, total investment advisory services fees waived by CRMC were $17,000. As a result, the fee of $62,488,000 shown on the statement of operations was reduced to $62,471,000, both of which were equivalent to an annualized rate of 0.308% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2014, there were no

AMCAP Fund	19

unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period March 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	AMCAP Fund

For the six months ended August 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$26,746	$13,757	$1,159	Not applicable
Class B	843	102	Not applicable	Not applicable
Class C	7,303	846	366	Not applicable
Class F-1	3,715	1,660	745	Not applicable
Class F-2	Not applicable	1,275	576	Not applicable
Class 529-A	1,322	583	307	$558
Class 529-B	138	15	7	13
Class 529-C	1,519	155	76	139
Class 529-E	157	17	16	28
Class 529-F-1	—	35	19	34
Class R-1	475	48	24	Not applicable
Class R-2	2,084	937	140	Not applicable
Class R-2E*	—	—	—	Not applicable
Class R-3	2,631	820	264	Not applicable
Class R-4	1,220	496	244	Not applicable
Class R-5	Not applicable	307	311	Not applicable
Class R-6	Not applicable	9	1,211	Not applicable
Total class-specific expenses	$48,153	$21,062	$5,465	$772

*	Class R-2E shares were offered beginning August 29, 2014.

Trustees’ deferred compensation — Trustees’ who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $337,000 in the fund’s statement of operations includes $148,000 in current fees (either paid in cash or deferred) and a net increase of $189,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

AMCAP Fund	21

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended August 31, 2014

Class A	$1,509,265	52,959		$718,410	25,270	$(1,327,542)	(46,564)	$900,133	31,665
Class B	3,415	128		5,371	202	(51,684)	(1,942)	(42,898)	(1,612)
Class C	160,328	6,068		48,372	1,839	(184,546)	(6,984)	24,154	923
Class F-1	399,376	14,085		93,603	3,312	(782,161)	(27,493)	(289,182)	(10,096)
Class F-2	920,936	32,052		74,002	2,599	(170,649)	(5,966)	824,289	28,685
Class 529-A	69,350	2,450		38,774	1,372	(62,472)	(2,200)	45,652	1,622
Class 529-B	422	16		907	34	(7,525)	(283)	(6,196)	(233)
Class 529-C	18,975	714		10,286	388	(21,874)	(821)	7,387	281
Class 529-E	3,459	124		2,010	72	(4,394)	(157)	1,075	39
Class 529-F-1	7,281	257		2,460	87	(4,780)	(168)	4,961	176
Class R-1	16,364	605		3,146	117	(9,937)	(368)	9,573	354
Class R-2	62,888	2,333		18,439	687	(78,979)	(2,930)	2,348	90
Class R-2E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-3	175,490	6,260		33,381	1,196	(133,887)	(4,771)	74,984	2,685
Class R-4	191,357	6,740		31,195	1,105	(96,863)	(3,416)	125,689	4,429
Class R-5	192,600	6,731		40,192	1,406	(207,979)	(7,296)	24,813	841
Class R-6	803,048	28,085		166,495	5,840	(206,707)	(7,212)	762,836	26,713
Total net increase (decrease)	$4,534,564	159,607		$1,287,043	45,526	$(3,351,979)	(118,571)	$2,469,628	86,562

22	AMCAP Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended February 28, 2014

Class A	$2,716,872	104,512	$1,612,046	61,251	$(2,257,785)	(86,827)	$2,071,133	78,936
Class B	10,004	409	16,899	683	(117,816)	(4,836)	(90,913)	(3,744)
Class C	253,346	10,373	109,792	4,464	(309,659)	(12,674)	53,479	2,163
Class F-1	1,089,344	42,550	222,772	8,527	(788,605)	(29,991)	523,511	21,086
Class F-2	751,179	28,376	133,720	5,060	(509,035)	(20,336)	375,864	13,100
Class 529-A	141,619	5,470	86,217	3,294	(109,589)	(4,240)	118,247	4,524
Class 529-B	1,132	46	2,714	110	(16,040)	(655)	(12,194)	(499)
Class 529-C	40,384	1,647	22,311	901	(32,787)	(1,337)	29,908	1,211
Class 529-E	7,620	297	4,445	172	(6,627)	(259)	5,438	210
Class 529-F-1	15,060	579	5,278	201	(10,667)	(407)	9,671	373
Class R-1	26,467	1,056	6,419	255	(15,935)	(641)	16,951	670
Class R-2	120,232	4,870	41,910	1,673	(141,104)	(5,729)	21,038	814
Class R-3	252,703	9,847	73,403	2,827	(243,968)	(9,509)	82,138	3,165
Class R-4	286,267	10,903	65,628	2,506	(219,859)	(8,371)	132,036	5,038
Class R-5	269,153	10,168	92,492	3,499	(288,929)	(11,019)	72,716	2,648
Class R-6	1,386,792	54,438	314,984	11,948	(435,740)	(16,566)	1,266,036	49,820
Total net increase (decrease)	$7,368,174	285,541	$2,811,030	107,371	$(5,504,145)	(213,397)	$4,675,059	179,515

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-2E shares were offered beginning August 29, 2014.
[3]	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,196,276,000 and $6,616,005,000, respectively, during the six months ended August 31, 2014.

AMCAP Fund	23

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 8/31/2014[3,4]	$28.53	$.04	$1.73	$1.77
Year ended 2/28/2014	23.06	.09	7.61	7.70
Year ended 2/28/2013	20.78	.10	2.26	2.36
Year ended 2/29/2012	19.78	.10	.97	1.07
Year ended 2/28/2011	16.55	.08	3.23	3.31
Year ended 2/28/2010	10.44	.08	6.19	6.27
Class B:
Six months ended 8/31/2014[3,4]	26.78	(.07)	1.62	1.55
Year ended 2/28/2014	21.86	(.10)	7.18	7.08
Year ended 2/28/2013	19.77	(.06)	2.15	2.09
Year ended 2/29/2012	18.89	(.05)	.93	.88
Year ended 2/28/2011	15.85	(.05)	3.09	3.04
Year ended 2/28/2010	9.98	(.03)	5.93	5.90
Class C:
Six months ended 8/31/2014[3,4]	26.52	(.07)	1.59	1.52
Year ended 2/28/2014	21.66	(.11)	7.13	7.02
Year ended 2/28/2013	19.60	(.07)	2.13	2.06
Year ended 2/29/2012	18.74	(.05)	.91	.86
Year ended 2/28/2011	15.72	(.05)	3.07	3.02
Year ended 2/28/2010	9.90	(.03)	5.88	5.85
Class F-1:
Six months ended 8/31/2014[3,4]	28.36	.03	1.72	1.75
Year ended 2/28/2014	22.95	.08	7.57	7.65
Year ended 2/28/2013	20.69	.10	2.25	2.35
Year ended 2/29/2012	19.69	.10	.97	1.07
Year ended 2/28/2011	16.48	.08	3.22	3.30
Year ended 2/28/2010	10.39	.09	6.16	6.25
Class F-2:
Six months ended 8/31/2014[3,4]	28.61	.07	1.73	1.80
Year ended 2/28/2014	23.11	.15	7.63	7.78
Year ended 2/28/2013	20.83	.15	2.27	2.42
Year ended 2/29/2012	19.83	.14	.98	1.12
Year ended 2/28/2011	16.60	.12	3.24	3.36
Year ended 2/28/2010	10.46	.12	6.20	6.32
Class 529-A:
Six months ended 8/31/2014[3,4]	28.35	.03	1.71	1.74
Year ended 2/28/2014	22.93	.07	7.56	7.63
Year ended 2/28/2013	20.68	.08	2.25	2.33
Year ended 2/29/2012	19.70	.08	.97	1.05
Year ended 2/28/2011	16.49	.07	3.22	3.29
Year ended 2/28/2010	10.41	.08	6.17	6.25

24	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
$(.01)	$(.91)	$(.92)	$29.38	6.30%	$24,168	.68%[5]		.27%[5]
(.07)	(2.16)	(2.23)	28.53	34.38	22,567	.70		.35
(.08)	—	(.08)	23.06	11.44	16,417	.74		.48
(.07)	—	(.07)	20.78	5.45	15,072	.73		.50
(.08)	—	(.08)	19.78	20.09	14,891	.73		.48
(.16)	—	(.16)	16.55	60.46	12,973	.78		.57
—	(.91)	(.91)	27.42	5.89	156	1.44	[5]	(.48)[5]
—	(2.16)	(2.16)	26.78	33.40	195	1.47		(.42)
—	—	—	21.86	10.52	241	1.50		(.29)
—	—	—	19.77	4.66	379	1.50		(.27)
—	—	—	18.89	19.18	562	1.50		(.29)
(.03)	—	(.03)	15.85	59.16	632	1.55		(.20)
—	(.91)	(.91)	27.13	5.84	1,510	1.48	[5]	(.53)[5]
—	(2.16)	(2.16)	26.52	33.37	1,451	1.51		(.46)
—	—	—	21.66	10.51	1,139	1.54		(.33)
—	—	—	19.60	4.59	1,138	1.52		(.30)
—	—	—	18.74	19.21	1,197	1.52		(.31)
(.03)	—	(.03)	15.72	59.18	1,065	1.56		(.21)
—	(.91)	(.91)	29.20	6.28	2,831	.73	[5]	.22 [5]
(.08)	(2.16)	(2.24)	28.36	34.36	3,036	.74		.31
(.09)	—	(.09)	22.95	11.41	1,973	.74		.48
(.07)	—	(.07)	20.69	5.49	1,730	.73		.50
(.09)	—	(.09)	19.69	20.10	1,641	.72		.48
(.16)	—	(.16)	16.48	60.46	1,421	.74		.61
(.07)	(.91)	(.98)	29.43	6.39	2,884	.48	[5]	.47 [5]
(.12)	(2.16)	(2.28)	28.61	34.71	1,983	.49		.56
(.14)	—	(.14)	23.11	11.70	1,300	.50		.72
(.12)	—	(.12)	20.83	5.73	968	.49		.74
(.13)	—	(.13)	19.83	20.38	657	.49		.71
(.18)	—	(.18)	16.60	60.82	367	.52		.79
—	(.91)	(.91)	29.18	6.24	1,275	.77	[5]	.18 [5]
(.05)	(2.16)	(2.21)	28.35	34.28	1,193	.79		.25
(.08)	—	(.08)	22.93	11.32	861	.82		.40
(.07)	—	(.07)	20.68	5.36	732	.80		.42
(.08)	—	(.08)	19.70	20.03	626	.79		.41
(.17)	—	(.17)	16.49	60.35	474	.83		.51

AMCAP Fund	25

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 8/31/2014[3,4]	$26.66	$(.08)	$1.60	$1.52
Year ended 2/28/2014	21.79	(.13)	7.16	7.03
Year ended 2/28/2013	19.73	(.08)	2.14	2.06
Year ended 2/29/2012	18.87	(.07)	.93	.86
Year ended 2/28/2011	15.85	(.06)	3.08	3.02
Year ended 2/28/2010	10.00	(.04)	5.93	5.89
Class 529-C:
Six months ended 8/31/2014[3,4]	26.68	(.08)	1.61	1.53
Year ended 2/28/2014	21.80	(.13)	7.17	7.04
Year ended 2/28/2013	19.74	(.08)	2.14	2.06
Year ended 2/29/2012	18.88	(.07)	.93	.86
Year ended 2/28/2011	15.86	(.06)	3.08	3.02
Year ended 2/28/2010	10.00	(.04)	5.95	5.91
Class 529-E:
Six months ended 8/31/2014[3,4]	27.94	(.01)	1.69	1.68
Year ended 2/28/2014	22.63	— [6]	7.47	7.47
Year ended 2/28/2013	20.41	.03	2.22	2.25
Year ended 2/29/2012	19.44	.03	.96	.99
Year ended 2/28/2011	16.28	.02	3.18	3.20
Year ended 2/28/2010	10.28	.03	6.10	6.13
Class 529-F-1:
Six months ended 8/31/2014[3,4]	28.43	.06	1.72	1.78
Year ended 2/28/2014	22.98	.12	7.59	7.71
Year ended 2/28/2013	20.73	.13	2.24	2.37
Year ended 2/29/2012	19.74	.12	.98	1.10
Year ended 2/28/2011	16.52	.11	3.22	3.33
Year ended 2/28/2010	10.43	.11	6.18	6.29
Class R-1:
Six months ended 8/31/2014[3,4]	27.05	(.07)	1.63	1.56
Year ended 2/28/2014	22.05	(.11)	7.27	7.16
Year ended 2/28/2013	19.94	(.06)	2.17	2.11
Year ended 2/29/2012	19.06	(.05)	.93	.88
Year ended 2/28/2011	15.99	(.05)	3.12	3.07
Year ended 2/28/2010	10.09	(.03)	6.00	5.97
Class R-2:
Six months ended 8/31/2014[3,4]	27.02	(.07)	1.64	1.57
Year ended 2/28/2014	22.03	(.10)	7.25	7.15
Year ended 2/28/2013	19.92	(.05)	2.16	2.11
Year ended 2/29/2012	19.03	(.05)	.94	.89
Year ended 2/28/2011	15.97	(.05)	3.11	3.06
Year ended 2/28/2010	10.08	(.04)	5.98	5.94

26	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
$—	$(.91)	$(.91)	$27.27	5.81%	$25	1.56%[5]		(.61)%[5]
—	(2.16)	(2.16)	26.66	33.22	31	1.59		(.55)
—	—	—	21.79	10.44	36	1.62		(.41)
—	—	—	19.73	4.56	50	1.61		(.38)
—	—	—	18.87	19.05	68	1.59		(.38)
(.04)	—	(.04)	15.85	59.02	72	1.64		(.29)
—	(.91)	(.91)	27.30	5.84	313	1.56	[5]	(.60)[5]
—	(2.16)	(2.16)	26.68	33.25	298	1.58		(.53)
—	—	—	21.80	10.44	218	1.61		(.39)
—	—	—	19.74	4.55	189	1.60		(.37)
—	—	—	18.88	19.04	168	1.58		(.38)
(.05)	—	(.05)	15.86	59.02	134	1.63		(.28)
—	(.91)	(.91)	28.71	6.12	65	1.01	[5]	(.06)[5]
— [6]	(2.16)	(2.16)	27.94	33.96	62	1.04		.01
(.03)	—	(.03)	22.63	11.06	45	1.06		.15
(.02)	—	(.02)	20.41	5.12	40	1.07		.16
(.04)	—	(.04)	19.44	19.68	35	1.08		.13
(.13)	—	(.13)	16.28	59.86	27	1.13		.22
(.04)	(.91)	(.95)	29.26	6.37	79	.56	[5]	.40 [5]
(.10)	(2.16)	(2.26)	28.43	34.59	72	.58		.47
(.12)	—	(.12)	22.98	11.51	49	.61		.61
(.11)	—	(.11)	20.73	5.63	41	.59		.63
(.11)	—	(.11)	19.74	20.27	31	.58		.62
(.20)	—	(.20)	16.52	60.70	20	.63		.72
—	(.91)	(.91)	27.70	5.87	102	1.47	[5]	(.52)[5]
—	(2.16)	(2.16)	27.05	33.42	90	1.47		(.42)
—	—	—	22.05	10.58	58	1.49		(.28)
—	—	—	19.94	4.62	56	1.50		(.27)
—	—	—	19.06	19.20	51	1.50		(.29)
(.07)	—	(.07)	15.99	59.14	40	1.53		(.19)
—	(.91)	(.91)	27.68	5.88	573	1.45	[5]	(.50)[5]
—	(2.16)	(2.16)	27.02	33.45	557	1.44		(.39)
—	—	—	22.03	10.59	436	1.48		(.26)
—	—	—	19.92	4.68	419	1.49		(.27)
—	—	—	19.03	19.16	431	1.50		(.30)
(.05)	—	(.05)	15.97	59.02	383	1.60		(.25)

AMCAP Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Period from 8/29/2014 to 8/31/2014[3,7]	$29.38	$—		$—	$—
Class R-3:
Six months ended 8/31/2014[3,4]	28.05	(.01)		1.70	1.69
Year ended 2/28/2014	22.71	—	[6]	7.50	7.50
Year ended 2/28/2013	20.48	.04		2.22	2.26
Year ended 2/29/2012	19.50	.03		.97	1.00
Year ended 2/28/2011	16.33	.03		3.17	3.20
Year ended 2/28/2010	10.29	.04		6.11	6.15
Class R-4:
Six months ended 8/31/2014[3,4]	28.36	.03		1.72	1.75
Year ended 2/28/2014	22.94	.08		7.57	7.65
Year ended 2/28/2013	20.67	.10		2.25	2.35
Year ended 2/29/2012	19.68	.09		.98	1.07
Year ended 2/28/2011	16.47	.08		3.21	3.29
Year ended 2/28/2010	10.40	.08		6.16	6.24
Class R-5:
Six months ended 8/31/2014[3,4]	28.72	.08		1.73	1.81
Year ended 2/28/2014	23.19	.16		7.66	7.82
Year ended 2/28/2013	20.90	.17		2.26	2.43
Year ended 2/29/2012	19.89	.15		.98	1.13
Year ended 2/28/2011	16.64	.13		3.25	3.38
Year ended 2/28/2010	10.50	.13		6.22	6.35
Class R-6:
Six months ended 8/31/2014[3,4]	28.66	.08		1.74	1.82
Year ended 2/28/2014	23.15	.18		7.64	7.82
Year ended 2/28/2013	20.86	.18		2.26	2.44
Year ended 2/29/2012	19.85	.16		.99	1.15
Year ended 2/28/2011	16.60	.14		3.24	3.38
Period from 5/1/2009 to 2/28/2010[3,9]	13.04	.11		3.61	3.72

	Six months ended August 31,	Year ended February 28 or 29
	2014[3,4]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	19%	29%	27%	31%	28%	29%

28	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
$—	$—	$—	$29.38	—%	$—	[8]	—%		—%
—	(.91)	(.91)	28.83	6.13	1,123		1.03	[5]	(.07)[5]
— [6]	(2.16)	(2.16)	28.05	33.97	1,018		1.03		.02
(.03)	—	(.03)	22.71	11.07	752		1.04		.17
(.02)	—	(.02)	20.48	5.14	666		1.04		.18
(.03)	—	(.03)	19.50	19.66	631		1.05		.16
(.11)	—	(.11)	16.33	60.02	541		1.08		.27
(.01)	(.91)	(.92)	29.19	6.27	1,075		.72	[5]	.23	[5]
(.07)	(2.16)	(2.23)	28.36	34.37	919		.72		.33
(.08)	—	(.08)	22.94	11.40	628		.73		.49
(.08)	—	(.08)	20.67	5.50	534		.73		.49
(.08)	—	(.08)	19.68	20.07	491		.74		.46
(.17)	—	(.17)	16.47	60.42	378		.77		.57
(.07)	(.91)	(.98)	29.55	6.43	1,289		.42	[5]	.53	[5]
(.13)	(2.16)	(2.29)	28.72	34.79	1,229		.42		.63
(.14)	—	(.14)	23.19	11.74	931		.43		.78
(.12)	—	(.12)	20.90	5.76	872		.43		.79
(.13)	—	(.13)	19.89	20.45	870		.44		.77
(.21)	—	(.21)	16.64	60.97	741		.47		.89
(.09)	(.91)	(1.00)	29.48	6.46	5,366		.37	[5]	.58	[5]
(.15)	(2.16)	(2.31)	28.66	34.86	4,451		.37		.68
(.15)	—	(.15)	23.15	11.83	2,442		.38		.83
(.14)	—	(.14)	20.86	5.84	1,290		.39		.83
(.13)	—	(.13)	19.85	20.50	851		.39		.80
(.16)	—	(.16)	16.60	28.85	380		.42	[5]	.90	[5]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	Amount less than $.01.
[7]	Class R-2E shares were offered beginning August 29, 2014.
[8]	Amount less than $1 million.
[9]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

AMCAP Fund	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2014, through August 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	AMCAP Fund

	Beginning account value 3/1/2014	Ending account value 8/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,062.97	$3.54	.68%
Class A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class B – actual return	1,000.00	1,058.93	7.47	1.44
Class B – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class C – actual return	1,000.00	1,058.40	7.68	1.48
Class C – assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class F-1 – actual return	1,000.00	1,062.76	3.80	.73
Class F-1 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class F-2 – actual return	1,000.00	1,063.92	2.50	.48
Class F-2 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 529-A – actual return	1,000.00	1,062.41	4.00	.77
Class 529-A – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 529-B – actual return	1,000.00	1,058.08	8.09	1.56
Class 529-B – assumed 5% return	1,000.00	1,017.34	7.93	1.56
Class 529-C – actual return	1,000.00	1,058.42	8.09	1.56
Class 529-C – assumed 5% return	1,000.00	1,017.34	7.93	1.56
Class 529-E – actual return	1,000.00	1,061.21	5.25	1.01
Class 529-E – assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class 529-F-1 – actual return	1,000.00	1,063.66	2.91	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class R-1 – actual return	1,000.00	1,058.75	7.63	1.47
Class R-1 – assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class R-2 – actual return	1,000.00	1,058.79	7.52	1.45
Class R-2 – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class R-3 – actual return	1,000.00	1,061.32	5.35	1.03
Class R-3 – assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class R-4 – actual return	1,000.00	1,062.75	3.74	.72
Class R-4 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class R-5 – actual return	1,000.00	1,064.27	2.19	.42
Class R-5 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-6 – actual return	1,000.00	1,064.61	1.93	.37
Class R-6 – assumed 5% return	1,000.00	1,023.34	1.89	.37

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

AMCAP Fund	31

Approval of Investment Advisory and Service Agreement

The AMCAP Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The Agreement was amended to add an additional advisory fee breakpoint for fund asset levels over $34 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains

32	AMCAP Fund

certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth Funds Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to those of these indexes for the 20-year, 10-year, five-year and year-to-date periods while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

AMCAP Fund	33

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

34	AMCAP Fund

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AMCAP Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2014, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®
Investment portfolio
August 31, 2014
unaudited
Common stocks 86.70% Information technology 21.42%	Shares	Value (000)
Google Inc., Class C1	751,310	$429,448
Google Inc., Class A1	723,310	421,227
Oracle Corp.	19,078,000	792,309
Accenture PLC, Class A	8,384,600	679,656
Texas Instruments Inc.	12,367,000	595,842
Avago Technologies Ltd.	6,600,000	541,794
ASML Holding NV	5,298,000	506,853
Apple Inc.	4,643,219	475,930
Cognizant Technology Solutions Corp., Class A1	8,793,000	402,104
Microsoft Corp.	8,025,000	364,576
Intuit Inc.	4,293,000	357,092
EMC Corp.	11,399,000	336,612
Adobe Systems Inc.[1]	4,025,000	289,397
Yahoo! Inc.[1]	6,669,000	256,823
Broadcom Corp., Class A	6,400,000	252,032
Baidu, Inc., Class A (ADR)[1]	1,100,000	235,972
Tata Consultancy Services Ltd.	5,585,000	232,158
Zebra Technologies Corp., Class A1	2,355,830	183,825
Knowles Corp.[1,2]	5,526,000	181,916
JDS Uniphase Corp.[1,2]	15,256,074	176,208
Trimble Navigation Ltd.[1]	5,266,200	175,154
Autodesk, Inc.[1]	3,000,000	160,920
SAP SE	2,000,000	155,572
Automatic Data Processing, Inc.	1,750,000	146,090
Finisar Corp.[1,2]	6,175,000	125,414
VMware, Inc., Class A1	1,175,000	115,831
Intel Corp.	3,000,000	104,760
Palo Alto Networks, Inc.[1]	1,174,029	99,781
Samsung Electronics Co. Ltd.	79,000	96,145
salesforce.com, inc.[1]	1,608,000	95,017
FactSet Research Systems, Inc.	401,000	51,087
Visa Inc., Class A	200,000	42,504
Itron, Inc.[1]	847,966	35,801
Gemalto NV	320,000	31,329
KLA-Tencor Corp.	383,000	29,269
		9,176,448
Health care 20.11%
Gilead Sciences, Inc.[1]	16,978,626	1,826,561
Amgen Inc.	7,977,420	1,111,893
Alexion Pharmaceuticals, Inc.[1]	4,648,035	786,866
UnitedHealth Group Inc.	8,054,400	698,155
Stryker Corp.	6,874,140	572,685
Biogen Idec Inc.[1]	1,506,000	516,618
St. Jude Medical, Inc.	6,766,465	443,812
BioMarin Pharmaceutical Inc.[1]	5,748,861	409,434
Edwards Lifesciences Corp.[1]	3,972,900	394,350
AMCAP Fund — Page 1 of 5

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Hologic, Inc.[1]	12,624,100	$313,961
Illumina, Inc.[1]	1,195,510	214,427
Boston Scientific Corp.[1]	16,862,394	213,815
Thermo Fisher Scientific Inc.	1,716,100	206,292
PerkinElmer, Inc.	4,036,000	181,015
Endo International PLC[1]	2,837,798	180,796
AbbVie Inc.	3,193,000	176,509
athenahealth, Inc.[1]	905,000	130,718
Aetna Inc.	1,350,000	110,876
Humana Inc.	730,000	93,980
Centene Corp.[1]	235,000	18,361
ResMed Inc.	260,000	13,793
		8,614,917
Industrials 10.84%
Precision Castparts Corp.	2,255,300	550,429
General Dynamics Corp.	3,953,000	487,207
Nielsen NV	10,314,161	484,662
Towers Watson & Co., Class A2	4,021,000	440,822
Union Pacific Corp.	3,456,700	363,887
Sensata Technologies Holding NV1	4,350,000	213,889
Verisk Analytics, Inc., Class A1	3,239,300	207,931
Carlisle Companies Inc.	2,470,500	204,804
Moog Inc., Class A1	2,652,590	188,069
Nordson Corp.	2,077,500	168,402
Dover Corp.	1,820,000	159,923
Polypore International, Inc.[1,2]	3,020,000	135,387
Danaher Corp.	1,754,900	134,443
Chart Industries, Inc.[1,2]	1,980,453	132,473
MITIE Group PLC[2]	24,021,000	125,936
Landstar System, Inc.	1,820,000	123,514
Jacobs Engineering Group Inc.[1]	2,000,000	107,820
IDEX Corp.	1,180,000	90,789
Waste Connections, Inc.	1,723,301	84,545
CSX Corp.	2,564,500	79,269
FedEx Corp.	300,000	44,364
PayPoint PLC	2,225,000	39,598
Serco Group PLC	7,540,700	38,858
United Parcel Service, Inc., Class B	350,000	34,066
		4,641,087
Consumer discretionary 10.63%
Netflix, Inc.[1]	1,952,000	932,353
Amazon.com, Inc.[1]	1,664,000	564,163
Johnson Controls, Inc.	9,247,494	451,370
DIRECTV[1]	4,834,300	417,925
NIKE, Inc., Class B	3,755,000	294,955
Comcast Corp., Class A	4,708,900	257,718
Williams-Sonoma, Inc.	3,878,000	255,056
BorgWarner Inc.	3,356,200	208,722
Time Warner Inc.	2,500,000	192,575
Garmin Ltd.	3,015,000	163,805
JCDecaux SA	4,000,000	141,171
Harley-Davidson, Inc.	2,179,086	138,503
Texas Roadhouse, Inc.[2]	4,587,200	121,974
AMCAP Fund — Page 2 of 5

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Big Lots, Inc.[1]	2,469,800	$114,475
lululemon athletica inc.[1]	2,539,000	101,382
Tiffany & Co.	700,000	70,658
Weight Watchers International, Inc.	1,705,000	42,097
WPP PLC	1,770,000	37,113
Twenty-First Century Fox, Inc., Class A	962,800	34,102
News Corp., Class A1	637,500	11,236
		4,551,353
Energy 7.27%
FMC Technologies, Inc.[1]	8,300,122	513,280
Schlumberger Ltd.	4,635,000	508,181
EOG Resources, Inc.	4,355,400	478,571
Baker Hughes Inc.	5,686,500	393,165
Apache Corp.	2,958,900	301,305
Southwestern Energy Co.[1]	4,779,683	196,827
BG Group PLC	9,166,000	182,832
Devon Energy Corp.	2,400,000	181,008
Concho Resources Inc.[1]	1,131,500	160,718
Ultra Petroleum Corp.[1]	3,378,000	89,618
C&J Energy Services, Inc.[1,2]	3,057,900	87,731
Chevron Corp.	165,500	21,424
		3,114,660
Materials 4.08%
Celanese Corp., Series A2	8,496,922	531,397
Praxair, Inc.	2,349,531	309,081
AptarGroup, Inc.[2]	4,326,000	277,513
Freeport-McMoRan Inc.	5,875,000	213,674
Valspar Corp.	2,089,185	168,723
Barrick Gold Corp.	6,800,000	125,052
Ball Corp.	1,207,375	77,393
Silgan Holdings Inc.	924,000	46,523
		1,749,356
Consumer staples 3.54%
Costco Wholesale Corp.	1,914,000	231,747
Whole Foods Market, Inc.	5,830,000	228,186
Keurig Green Mountain, Inc.	1,451,750	193,548
Walgreen Co.	3,187,800	192,926
Mead Johnson Nutrition Co.	1,929,068	184,419
Kerry Group PLC, Class A	1,857,000	139,690
Philip Morris International Inc.	1,605,000	137,356
L’Oréal SA, non-registered shares	800,000	132,446
Altria Group, Inc.	1,750,000	75,390
		1,515,708
AMCAP Fund — Page 3 of 5

unaudited
Common stocks Financials 3.24%	Shares	Value (000)
Crown Castle International Corp.	3,939,417	$313,223
Progressive Corp.	12,039,293	301,223
State Street Corp.	2,538,500	182,848
PNC Financial Services Group, Inc.	1,800,000	152,550
BB&T Corp.	3,500,000	130,655
Torchmark Corp.	1,800,000	98,190
Charles Schwab Corp.	2,657,000	75,751
Texas Capital Bancshares, Inc.[1]	820,400	44,285
U.S. Bancorp	1,045,000	44,183
Signature Bank[1]	297,789	35,276
Arch Capital Group Ltd.[1]	141,800	7,881
		1,386,065
Telecommunication services 0.59%
tw telecom inc.[1]	2,650,000	108,743
SBA Communications Corp., Class A1	868,000	95,732
United States Cellular Corp.[1]	734,300	27,698
T-Mobile US, Inc.[1]	675,750	20,326
		252,499
Utilities 0.48%
NRG Energy, Inc.	3,363,369	103,524
Sempra Energy	945,000	100,142
		203,666
Miscellaneous 4.50%
Other common stocks in initial period of acquisition		1,929,478
Total common stocks (cost: $23,881,851,000)		37,135,237
Short-term securities 13.20%	Principal amount (000)
Abbott Laboratories 0.10% due 10/1/2014–11/20/2014[3]	$101,700	101,685
Apple Inc. 0.11%–0.13% due 11/21/2014–1/13/2015[3]	103,500	103,438
Chariot Funding, LLC 0.20%–0.27% due 10/8/2014–11/25/2014[3]	125,000	124,978
Chevron Corp. 0.08%–0.09% due 10/16/2014–10/22/2014[3]	110,000	109,980
Coca-Cola Co. 0.14%–0.18% due 9/17/2014–12/17/2014[3]	148,950	148,925
E.I. duPont de Nemours and Co. 0.08% due 9/4/2014[3]	36,900	36,899
Emerson Electric Co. 0.10%–0.11% due 10/21/2014–11/28/2014[3]	32,300	32,294
Fannie Mae 0.06%–0.15% due 9/22/2014–6/1/2015	1,296,022	1,295,529
Federal Farm Credit Banks 0.10%–0.13% due 10/31/2014–6/1/2015	169,300	169,216
Federal Home Loan Bank 0.06%–0.17% due 9/3/2014–7/31/2015	1,480,522	1,480,142
Freddie Mac 0.06%–0.17% due 9/12/2014–8/27/2015	1,141,750	1,141,416
General Electric Capital Corp. 0.14%–0.19% due 9/18/2014–1/5/2015	195,000	194,943
Google Inc. 0.11% due 12/11/2014[3]	25,000	24,992
IBM Corp. 0.09% due 9/2/2014[3]	23,100	23,100
John Deere Financial Ltd. 0.08%–0.09% due 9/8/2014–10/16/2014[3]	47,500	47,497
Jupiter Securitization Co., LLC 0.18%–0.28% due 9/12/2014–3/26/2015[3]	133,900	133,788
Merck & Co. Inc. 0.07%–0.08% due 9/3/2014–10/6/2014[3]	59,500	59,500
National Rural Utilities Cooperative Finance Corp. 0.10% due 9/15/2014	25,000	24,999
Paccar Financial Corp. 0.08% due 10/3/2014	19,400	19,397
Parker-Hannifin Corp. 0.08% due 9/4/2014[3]	36,200	36,199
Private Export Funding Corp. 0.12%–0.26% due 11/6/2014–1/15/2015[3]	58,500	58,469
Procter & Gamble Co. 0.10%–0.15% due 10/24/2014–1/21/2015[3]	225,000	224,908
AMCAP Fund — Page 4 of 5

unaudited
Short-term securities	Principal amount (000)	Value (000)
Regents of the University of California 0.13% due 9/9/2014	$22,480	$22,479
United Parcel Service Inc. 0.12% due 10/6/2014[3]	40,000	39,997
Total short-term securities (cost: $5,654,188,000)		5,654,770
Total investment securities 99.90% (cost: $29,536,039,000)		42,790,007
Other assets less liabilities 0.10%		44,395
Net assets 100.00%		$42,834,402
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,306,649,000, which represented 3.05% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-1014O-S42240	AMCAP Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: October 31, 2014